Accumulated other comprehensive income (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule of accumulated other comprehensive income

	As at September 30, 2024	As at September 30, 2023
	$	$
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $44,210 ($44,867 as at September 30, 2023)	896,259	534,321
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $48,921 ($49,991 as at September 30, 2023)	(388,957)	(325,649)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $2,907 ($1,754 as at September 30, 2023)	19,031	13,541
Net unrealized (losses) gains on cash flow hedges, net of accumulated income tax recovery of $1,421 (net of accumulated income tax expense of $3,953 as at September 30, 2023)	(6,930)	11,524
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $707 (net of accumulated income tax recovery of $1,189 as at September 30, 2023)	2,447	(3,412)
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $24,817 ($25,173 as at September 30, 2023)	(70,597)	(71,350)
	451,253	158,975